Share-Based Payment Transactions (Details 1)	1 Months Ended	12 Months Ended
	Oct. 10, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Dividend yield (%)		0.00%
Expected volatility (%)		76.00%
Risk-free interest rate (%)		2.61%
Expected life of share options (years)		10 years
Black scholes ption pricing model [member]
Statement Line Items [Line Items]
Underlying ADS price	2.2	1.116
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	70.00%	73.00%
Risk-free interest rate (%)	1.67%	1.91%
Expected life of share options (years)	10 years	9 years 9 months 11 days